Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0002025218
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42738
Entity Registrant Name	Delixy Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	883 North Bridge Road
Entity Address, Address Line Two	#04-01
Entity Address, City or Town	Southbank
Entity Address, Country	SG
Entity Address, Postal Zip Code	198785
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.000005 per share
Trading Symbol	DLXY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	16,350,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Description	Delixy Holdings Ltd (the “Company,” “we,” “our,” or “us”) is filing this Amendment No. 1 on Form 20-F/A (the “Amendment”) to amend its Annual Report on Form 20-F for the fiscal year ended December 31, 2025 (the “Annual Report”), originally filed with the Securities and Exchange Commission (the “SEC”) on April 30, 2026.This Amendment is being filed to revise the disclosure under Item 15(a) and Item 15(b) of the Annual Report in response to the comment received from the staff of the Division of Corporation Finance of the SEC by letter dated July 14, 2026.In connection with this Amendment, and as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the Company is including currently dated certifications of its Chief Executive Officer and Chief Financial Officer as Exhibits 12.1, 12.2, 13.1 and 13.2 hereto.Except as described above, this Amendment does not amend, update or change any other disclosures in the Annual Report and does not reflect any events occurring after the original filing date. This Amendment continues to describe conditions as of the date of the Annual Report, and except as expressly set forth herein, we have not updated, modified or supplemented the disclosures contained therein. This Amendment should be read together with the Annual Report.
Amendment Flag	true
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Entity Address, Address Line One	883 North Bridge Road
Entity Address, Address Line Two	#04-01
Entity Address, City or Town	Southbank
Entity Address, Country	SG
Entity Address, Postal Zip Code	198785
Contact Personnel Name	Mr. Xie, Dongjian
City Area Code	+65
Local Phone Number	6291 3184
Contact Personnel Email Address	public@delixy.com